Issued capital (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Issued Capital

		31.12.2018 thousands	31.12.2019 thousands
Issued capital
Authorized shares
Ordinary share of par value US$0.10 each		100,000	100,000

		Number of shares	RMB’000

Ordinary shares issued and fully paid
At January 1, 2018, December 31, 2018 and December 31, 2019		40,858,290	2,081,138

US$’000			293,734

	31.12.2018 RMB’000	31.12.2019 RMB’000	31.12.2019 US$’000

Special share issued and fully paid
One special share issued and fully paid at US$0.10 per share	*	*	*

*	Less than RMB 1 (US$1)